Income Taxes	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Income Taxes

7.    INCOME TAXES

The Company has an effective tax rate of 0.00% and 0.00% for the three and nine months ended September 30, 2021 and 2020, respectively.

The Company has evaluated the available evidence supporting the realization of its deferred tax assets, including the amount and timing of future taxable income, and has determined that it is more likely than not that its net deferred tax assets will not be realized. Due to uncertainties surrounding the realization of the deferred tax assets, the Company maintains a full valuation allowance against substantially all of its net deferred tax assets. When the Company determines that it will be able to realize some portion or all of its deferred tax assets, an adjustment to its valuation allowance on its deferred tax assets would have the effect of increasing net income in the period such determination is made.

The Company has applied ASC 740, Income Taxes, and has determined that it has an uncertain position that resulted in a tax reserve of $1,348,904 for each of the three and nine months ended September 30, 2021 and 2020. The Company’s policy is to recognize interest and penalties related to uncertain tax positions in income tax expense. The Company is subject to U.S. federal and state authority examinations.

6.    INCOME TAXES

Income Taxes — For financial reporting purposes, loss before income taxes, includes the following components:

	December 31,
	2020	2019	2018
Domestic	$(34,436,576)	$(65,402,000)	$(50,325,820)
Foreign	—	—	—
Loss before income taxes	$(34,436,576)	$(65,402,000)	$(50,325,820)

Total income taxes allocated to operations for the years ended December 31, 2020, 2019 and 2018 were as follows:

2020	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

2019	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

2018	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

Tax Rate Reconciliation — A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2020	2019	2018
Federal statutory rate	21.00%	21.00%	21.00%
Permanent items	(2.74)	(0.02)	(0.01)
State taxes (net of federal benefit)	0.00	0.00	0.00
Deferred rate change	0.00	(0.02)	0.02
Valuation allowance	(17.28)	(20.28)	(20.47)
Stock-based compensation	(0.98)	(0.68)	(0.54)
Total provision and effective tax rate	0.00%	0.00%	0.00%

The difference between income taxes at the U.S. federal statutory income tax rate of 21% and the amounts reported relate primarily to pre-tax losses for which no tax benefit has been provided as we could not conclude that such amounts would be realized in the future.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code that affected the Company’s financial results for the year ended December 31, 2017, including, but not limited to: (1) a future reduction of the U.S. federal corporate tax rate from 34% to 21% effective January 1, 2018, that reduced the current value of the Company’s deferred tax assets and liabilities; and (2) bonus depreciation that allows for full expensing of qualified property placed in service after September 27, 2017. In addition, the Tax Act establishes new tax laws that may affect the Company’s financial results for the years ending after December 31, 2017, including, but not limited to: (1) a reduction of the U.S. federal income tax rate from 34% to 21%; (2) limitation of the deduction for interest expense.

On March 27, 2020 the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted and signed into law. The CARES Act makes changes to the U.S. tax code, including, but not limited to: (1) modifications to the business interest deduction limitation for tax years 2019 and 2020; (2) a technical correction of the recovery period of qualified improvement property from 39 to 15 years; (3) a repeal of the 80% taxable income limitation on the deduction of net operating losses (“NOLs”) for tax years beginning before January 1, 2021 as well as a five-year carryback period allowed for NOLs generated in tax years beginning after December 31, 2017 and before January 1, 2021; and (4) deferral of payment of the employer share of Social Security payroll taxes the Company would otherwise be responsible for paying in 2020. Fifty percent of the deferred payroll taxes are due on December 31, 2021, and the remaining amounts are due on December 31, 2022. Under ASC 740, the effects of new legislation would need to be recognized in the period of enactment. Therefore, the effects of the CARES Act would need to be accounted for in the year ended December 31, 2020. The Company elected to defer $834,430 of Social Security payroll taxes under the CARES Act. The Company evaluated the other provisions of the CARES Act and determined there was no material impact for the year ended December 31, 2020.

On December 21, 2020, Congress passed the Consolidated Appropriations Act, 2021. The act includes the Taxpayer Certainty and Disaster Tax Relief Act of 2020 and the COVID-related Tax Relief Act of 2020, both of which extend many credits and other COVID-19 relief, among other extenders. The Consolidated Appropriations Act is retroactively applied to the original date of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). Like the CARES Act, under ASC 740, the effects of new legislation would need to be recognized in the period of enactment. Therefore, the effects of the Consolidated Appropriations Act would need to be accounted for in the year ended December 31, 2020. The Company evaluated the provisions of the Consolidated Appropriations Act and determined that there was no material impact for the year ended December 31, 2020.

Components of Deferred Taxes — The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019 are presented below:

	December 31,
	2020	2019
Deferred tax assets:
Allowance for doubtful accounts	$49,815	$42,839
Accrued expenses	220,548	160,631
Inventory	116,354	127,349
Deferred rent	151,089	193,048
Lease liability	62,499	87,293
Warrants	463,701	261,436
Stock-based compensation	202,722	117,223
Charitable contributions	460,274	340,259
Net operating losses	71,553,413	66,025,752
Payroll taxes deferral	202,385	—
Disallowed interest expense	216,444	108,951
Total deferred tax assets	$73,699,244	$67,464,781
Less: valuation allowance	(72,057,082)	(65,260,394)
Net deferred tax assets	$1,642,162	$2,204,387

	December 31,
	2020	2019
Deferred tax liabilities:
Intangible assets	$(839,927)	$(1,090,104)
Property and equipment	(802,235)	(1,114,283)
Total deferred tax liabilities	$(1,642,162)	$(2,204,387)
Net deferred tax assets/liabilities	$—	$—

Assessing the realizability of deferred tax assets requires the determination of whether it is more-likely- than-not that some portion or all the deferred tax assets will not be realized. In assessing the need for a valuation allowance, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, loss carryback and tax-planning strategies. Given the cumulative losses in recent years, a full valuation allowance has been established as of December 31, 2020 and 2019, and no deferred tax assets and related tax benefit have been recognized in the accompanying financial statements. The valuation allowance increased $6,797,688 and increased $15,184,430 from the full valuation allowances that was recorded as of December 31, 2019 and 2018, respectively.

As of December 31, 2020 and 2019, the Company had approximately $299,375,124 and $276,310,905 of federal net operating losses. Approximately $161,064,722 of the federal net operating losses will expire at various dates beginning in 2033 through 2040 if not utilized, while the remaining amount will have an indefinite life.

As of December 31, 2020 and 2019, the Company had approximately $158,533,956 and $146,283,201 of state net operating losses. Some state net operating losses may follow the Tax Cut and Jobs Act and are indefinite life while most are definite life with various expiration dates beginning in 2034 through 2040.

Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to ownership changes that may have occurred previously or that could occur in the future, as provided by Section 382 of the Internal Revenue Code of 1986, as well as similar state provisions. Such annual limitation could result in the expiration of net operating losses and credits before their utilization.

Consistent with the provisions of ASC 740, Income Taxes, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The following table shows the changes in the gross amount of unrecognized tax benefits as of December 31, 2020, 2019 and 2018:

	December 31,
	2020	2019	2018
Beginning balance	$1,348,904	$1,372,064	$—
Increases based on tax positions during the current period	—	301,847	1,617,975
(Decreases) based on tax positions during the current period	—	(325,007)	(245,911)
Ending balance	$1,348,904	$1,348,904	$1,372,064

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate would be $0 for the years ended December 31, 2020 and 2019.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of tax expense. The Company has not accrued any interest or penalties related to unrecognized tax benefits as of December 31, 2020, 2019, or 2018.

Although it is reasonably possible that certain unrecognized tax benefits may increase or decrease within the next 12 months due to tax examination changes, settlement activities, expirations of statute of limitations, or the impact on recognition and measurement considerations related to the results of published tax cases or other similar activities, the Company does not anticipate any significant changes to unrecognized tax benefits over the next 12 months.

The Company files U.S. federal and state income tax returns with varying statutes of limitations. All tax years since inception remain open to examination due to the carryover of unused net operating losses and tax credits.

Seven Oaks Acquisition Corp
Income Taxes

Note 11 — Income Taxes

The Company’s general and administrative costs are generally considered start-up costs and are not currently deductible.

The income tax provision (benefit) consists of the following:

Period from September 23, 2020
(inception) through December 31,
2020
Current
Federal	$—
State	—
Deferred
Federal	(33,474)
State	—
Valuation allowance	33,474
Income tax (benefit) provision	$—

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets:
Net-operating loss carryforward	$15,716
Start-up/Organization costs	17,758
Total deferred tax assets	33,474
Valuation allowance	(33,474)
Deferred tax asset, net of allowance	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

There were no unrecognized tax benefits as of December 31, 2020. No amounts were accrued for the payment of interest and penalties at December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(19.4)%
Financing costs - derivative warrant liabilities	(0.8)%
Change in valuation allowance	(0.8)%
Income tax provision expense	0.0%